Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and cash held at banks	$ 3,642,037	$ 3,743,212
Short term investments	2,550,642	841,295
Cash and cash equivalents	$ 6,192,679	$ 4,584,507	$ 4,677,454	$ 3,497,635